Revenues - Summary of revenues (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 10,367.0	$ 10,033.4
Year round products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,339.4	4,827.1
Seasonal products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,410.7	3,440.3
Powersports PA&A and OEM Engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,184.6	1,276.4
Marine [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 432.3	$ 489.6